John Hancock
Alternative Risk Premia Fund
Quarterly portfolio holdings 1/31/20

Consolidated Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 25.1%		$37,586,340
(Cost $38,766,640)
Australia 1.7%		2,582,792
Alumina, Ltd.	102,935	148,251
Aristocrat Leisure, Ltd.	5,167	123,228
Aurizon Holdings, Ltd.	36,033	129,160
BHP Group, Ltd.	2,647	67,879
BlueScope Steel, Ltd.	24,663	230,820
Coca-Cola Amatil, Ltd.	10,976	87,214
Cochlear, Ltd.	1,819	289,705
Flight Centre Travel Group, Ltd.	3,673	95,665
Goodman Group	32,887	325,577
Harvey Norman Holdings, Ltd.	28,816	80,865
Insurance Australia Group, Ltd.	4,701	22,105
Magellan Financial Group, Ltd.	2,463	108,468
Medibank Pvt., Ltd.	52,131	107,115
Santos, Ltd.	19,225	110,340
Sonic Healthcare, Ltd.	5,799	121,551
Woodside Petroleum, Ltd.	6,143	140,739
Woolworths Group, Ltd.	14,190	394,110
Bermuda 0.0%		27,657
Everest Re Group, Ltd.	100	27,657
Canada 1.6%		2,463,223
Aurora Cannabis, Inc. (A)	24,340	45,980
Canadian Imperial Bank of Commerce	2,600	212,024
Canadian Tire Corp., Ltd., Class A	650	69,710
CCL Industries, Inc., Class B	1,668	70,342
CI Financial Corp.	8,724	152,871
Constellation Software, Inc.	141	148,208
First Capital Real Estate Investment Trust	6,214	101,751
Great-West Lifeco, Inc.	9,429	244,310
Husky Energy, Inc.	10,755	69,972
Imperial Oil, Ltd.	9,874	234,129
Magna International, Inc.	7,862	398,566
National Bank of Canada	1,286	71,355
Power Corp. of Canada	8,543	213,155
PrairieSky Royalty, Ltd.	8,646	94,796
RioCan Real Estate Investment Trust	1,299	26,659
SmartCentres Real Estate Investment Trust	5,180	122,944
Sun Life Financial, Inc.	1,881	88,436
TC Energy Corp.	438	24,018
West Fraser Timber Company, Ltd.	1,847	73,997
China 0.0%		22,257
Yangzijiang Shipbuilding Holdings, Ltd.	32,425	22,257
Hong Kong 0.3%		537,325
BOC Hong Kong Holdings, Ltd.	50,349	166,433
CK Asset Holdings, Ltd.	18,491	118,138
Techtronic Industries Company, Ltd.	31,677	252,754
Ireland 0.4%		649,059
James Hardie Industries PLC, CHESS Depositary Interest	5,880	123,631
Jazz Pharmaceuticals PLC (A)	2,971	425,893
2	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
Ireland (continued)
Perrigo Company PLC	1,745	$99,535
Israel 0.2%		239,937
Check Point Software Technologies, Ltd. (A)	2,099	239,937
Japan 5.1%		7,599,115
Amada Holdings Company, Ltd.	7,466	77,757
Aozora Bank, Ltd.	3,057	82,373
Astellas Pharma, Inc.	16,222	286,645
Bridgestone Corp.	5,914	209,468
Calbee, Inc.	3,833	125,341
Casio Computer Company, Ltd.	1,375	25,486
Credit Saison Company, Ltd.	7,260	116,458
CyberAgent, Inc.	2,771	110,422
Daicel Corp.	9,816	92,921
Fast Retailing Company, Ltd.	310	166,742
Hamamatsu Photonics KK	2,108	89,129
Hirose Electric Company, Ltd.	1,037	128,618
Hisamitsu Pharmaceutical Company, Inc.	2,399	121,317
ITOCHU Corp.	5,382	125,729
Japan Airlines Company, Ltd.	5,620	158,093
Japan Airport Terminal Company, Ltd.	531	24,473
Japan Prime Realty Investment Corp.	23	106,406
Japan Real Estate Investment Corp.	15	109,535
JGC Holdings Corp.	5,642	81,054
Kajima Corp.	12,646	160,432
Kamigumi Company, Ltd.	7,497	160,193
Konica Minolta, Inc.	22,418	136,842
Kurita Water Industries, Ltd.	4,615	134,958
Makita Corp.	1,813	69,346
Maruichi Steel Tube, Ltd.	4,210	116,816
Mitsubishi Gas Chemical Company, Inc.	1,721	26,056
MS&AD Insurance Group Holdings, Inc.	3,887	129,098
Nabtesco Corp.	3,964	113,587
Nikon Corp.	2,030	24,512
Nippon Telegraph & Telephone Corp.	7,301	186,154
Nomura Research Institute, Ltd.	18,376	404,377
NTT Data Corp.	5,234	73,523
NTT DOCOMO, Inc.	10,859	308,530
Oriental Land Company, Ltd.	1,238	161,231
ORIX Corp.	14,546	245,718
Otsuka Holdings Company, Ltd.	4,159	184,765
Park24 Company, Ltd.	4,411	110,772
Persol Holdings Company, Ltd.	5,062	90,499
Pigeon Corp.	8,038	283,678
Resona Holdings, Inc.	41,014	169,135
Rinnai Corp.	1,083	77,198
Sankyo Company, Ltd.	3,584	120,409
SBI Holdings, Inc.	4,772	110,618
Sega Sammy Holdings, Inc.	6,429	87,545
Seven Bank, Ltd.	29,610	88,550
Shimamura Company, Ltd.	1,378	103,534
Shimano, Inc.	1,260	193,193
Shin-Etsu Chemical Company, Ltd.	2,616	299,176
SMC Corp.	353	152,379
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	3

	Shares	Value
Japan (continued)
Sompo Holdings, Inc.	1,967	$73,495
Subaru Corp.	9,237	231,040
Sundrug Company, Ltd.	2,239	75,875
Toshiba Corp.	4,735	151,332
Trend Micro, Inc.	1,236	64,581
Unicharm Corp.	4,284	146,614
Yokogawa Electric Corp.	5,482	95,387
Netherlands 0.2%		348,997
NXP Semiconductors NV	976	123,815
Royal Dutch Shell PLC, A Shares	8,575	225,182
New Zealand 0.1%		95,402
Fletcher Building, Ltd.	26,729	95,402
Norway 0.2%		260,503
Orkla ASA	8,973	86,623
Telenor ASA	9,622	173,880
Singapore 0.3%		387,625
CapitaLand Mall Trust	17,984	33,064
ComfortDelGro Corp., Ltd.	51,667	81,729
SATS, Ltd.	30,307	100,877
Singapore Exchange, Ltd.	13,898	88,174
Venture Corp., Ltd.	7,095	83,781
Sweden 0.9%		1,309,829
Assa Abloy AB, B Shares	4,040	95,895
Atlas Copco AB, A Shares	3,977	140,762
Boliden AB	12,426	294,996
Epiroc AB, B Shares	13,582	153,500
Husqvarna AB, B Shares	12,821	96,629
Industrivarden AB, C Shares	7,535	177,612
Kinnevik AB, B Shares	5,957	143,731
L E Lundbergforetagen AB, B Shares	858	37,248
Securitas AB, B Shares	5,246	82,569
Tele2 AB, B Shares	5,759	86,887
United Kingdom 1.8%		2,697,567
3i Group PLC	11,512	167,462
Admiral Group PLC	2,952	87,885
Ashtead Group PLC	10,124	326,781
Aviva PLC	29,521	154,704
BT Group PLC	46,015	97,650
Burberry Group PLC	5,262	134,920
Capri Holdings, Ltd. (A)	2,583	77,387
Centrica PLC	234,755	263,129
Croda International PLC	890	58,445
Direct Line Insurance Group PLC	64,122	285,590
Halma PLC	6,693	185,774
Land Securities Group PLC	11,542	142,709
Liberty Global PLC, Series C (A)	7,109	138,483
Meggitt PLC	11,936	106,184
Pentair PLC	795	34,129
RSA Insurance Group PLC	11,021	79,960
Standard Life Aberdeen PLC	36,923	146,711
The Berkeley Group Holdings PLC	1,313	90,684
4	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
The British Land Company PLC	6,153	$44,999
Whitbread PLC	1,255	73,981
United States 12.3%		18,365,052
ABIOMED, Inc. (A)	724	134,874
Acuity Brands, Inc.	282	33,239
AGNC Investment Corp.	9,568	177,871
Alliance Data Systems Corp.	967	99,398
Ally Financial, Inc.	4,710	150,861
Ameriprise Financial, Inc.	860	142,253
AmerisourceBergen Corp.	2,228	190,628
AMETEK, Inc.	702	68,199
Amgen, Inc.	814	175,865
AO Smith Corp.	7,165	305,874
Apache Corp.	4,414	121,120
Apple, Inc.	94	29,094
Applied Materials, Inc.	2,286	132,565
Arrow Electronics, Inc. (A)	1,862	141,400
Atmos Energy Corp.	1,416	165,714
AutoZone, Inc. (A)	26	27,507
AvalonBay Communities, Inc.	347	75,191
Axalta Coating Systems, Ltd. (A)	3,244	93,460
Biogen, Inc. (A)	1,151	309,446
Booking Holdings, Inc. (A)	101	184,886
Cabot Oil & Gas Corp.	7,407	104,365
Camden Property Trust	803	90,281
Cardinal Health, Inc.	4,198	214,980
CBRE Group, Inc., Class A (A)	1,543	94,200
CDK Global, Inc.	1,880	100,918
Celanese Corp.	1,237	128,030
Centene Corp. (A)	665	41,769
CenturyLink, Inc.	18,078	246,945
Cerner Corp.	2,302	165,353
Cisco Systems, Inc.	2,073	95,296
Citrix Systems, Inc.	629	76,247
Cognizant Technology Solutions Corp., Class A	2,727	167,383
Comerica, Inc.	623	38,103
ConocoPhillips	1,935	114,997
Costco Wholesale Corp.	357	109,071
D.R. Horton, Inc.	1,879	111,237
Darden Restaurants, Inc.	635	73,933
Delta Air Lines, Inc.	3,100	172,794
Dentsply Sirona, Inc.	1,479	82,824
Devon Energy Corp.	3,724	80,885
Discover Financial Services	1,979	148,682
Dollar General Corp.	635	97,415
Dropbox, Inc., Class A (A)	8,224	139,972
DXC Technology Company	5,354	170,686
Eastman Chemical Company	2,284	162,781
Eaton Vance Corp.	4,038	184,739
eBay, Inc.	4,378	146,926
Electronic Arts, Inc. (A)	1,643	177,313
EPAM Systems, Inc. (A)	398	90,800
Equitable Holdings, Inc.	7,237	173,833
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	5

	Shares	Value
United States (continued)
Erie Indemnity Company, Class A	895	$149,018
Exelon Corp.	1,529	72,765
Federal Realty Investment Trust	765	95,640
Fidelity National Financial, Inc.	5,170	252,038
Flex, Ltd. (A)	21,074	277,123
FLIR Systems, Inc.	2,112	108,852
Franklin Resources, Inc.	3,203	81,036
Globe Life, Inc.	290	30,235
Hanesbrands, Inc.	15,143	208,368
HD Supply Holdings, Inc. (A)	711	28,966
HEICO Corp.	772	94,516
Henry Schein, Inc. (A)	428	29,506
HollyFrontier Corp.	5,149	231,293
Host Hotels & Resorts, Inc.	16,027	261,881
HP, Inc.	2,126	45,326
IBM Corp.	386	55,480
Ingredion, Inc.	2,176	191,488
Invesco, Ltd.	5,379	93,057
IPG Photonics Corp. (A)	832	106,221
Jack Henry & Associates, Inc.	1,039	155,372
Kimco Realty Corp.	5,875	111,919
Lam Research Corp.	634	189,065
Lamb Weston Holdings, Inc.	1,162	106,102
Lear Corp.	485	59,742
Leggett & Platt, Inc.	1,990	94,704
Lennar Corp., A Shares	1,326	87,993
Liberty Media Corp.-Liberty Formula One, Series C (A)	595	27,840
LyondellBasell Industries NV, Class A	5,664	440,999
Markel Corp. (A)	61	71,551
MarketAxess Holdings, Inc.	469	166,110
Marsh & McLennan Companies, Inc.	506	56,601
Masco Corp.	3,307	157,149
McDonald's Corp.	107	22,895
McKesson Corp.	1,770	252,420
Mylan NV (A)	10,787	231,058
National Retail Properties, Inc.	2,124	118,944
NetApp, Inc.	1,998	106,693
News Corp., Class A	2,126	28,956
NextEra Energy, Inc.	336	90,115
NVR, Inc. (A)	19	72,522
Oracle Corp.	850	44,583
Polaris, Inc.	1,148	105,432
PPG Industries, Inc.	550	65,912
PTC, Inc. (A)	469	38,983
Public Storage	1,012	226,445
Qorvo, Inc. (A)	232	24,560
QUALCOMM, Inc.	1,977	168,658
Quest Diagnostics, Inc.	685	75,809
Ralph Lauren Corp.	2,335	265,023
Sabre Corp.	1,263	27,205
SEI Investments Company	4,912	320,557
SL Green Realty Corp.	1,235	113,669
Southwest Airlines Company	6,248	343,515
Spirit AeroSystems Holdings, Inc., Class A	2,187	142,855
6	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Starbucks Corp.	2,863	$242,868
Steel Dynamics, Inc.	7,559	225,863
STERIS PLC	1,111	167,417
Synchrony Financial	11,776	381,660
T. Rowe Price Group, Inc.	1,355	180,933
Take-Two Interactive Software, Inc. (A)	1,721	214,505
Tapestry, Inc.	2,905	74,862
Targa Resources Corp.	4,115	150,198
The Allstate Corp.	629	74,562
The Clorox Company	602	94,701
The Gap, Inc.	2,901	50,506
The Hartford Financial Services Group, Inc.	1,194	70,780
The Kroger Company	6,576	176,631
The Middleby Corp. (A)	796	89,279
TripAdvisor, Inc.	969	26,473
Twitter, Inc. (A)	2,552	82,889
Under Armour, Inc., Class A (A)	4,506	90,931
United Airlines Holdings, Inc. (A)	4,433	331,588
United Rentals, Inc. (A)	990	134,333
Unum Group	6,856	182,987
Veeva Systems, Inc., Class A (A)	567	83,128
Ventas, Inc.	2,510	145,229
ViacomCBS, Inc., Class B	2,107	71,912
W.W. Grainger, Inc.	185	55,994
WABCO Holdings, Inc. (A)	738	100,110
Walgreens Boots Alliance, Inc.	4,943	251,352
Waste Connections, Inc.	765	73,677
Waters Corp. (A)	917	205,215
Western Digital Corp.	2,335	152,943
Westrock Company	3,388	132,132
Whirlpool Corp.	409	59,784
WP Carey, Inc.	883	74,278
Xerox Holdings Corp.	7,147	254,219
Yum! Brands, Inc.	701	74,145

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 36.7%				$54,874,334
(Cost $54,870,144)
U.S. Government 36.7%				54,874,334
U.S. Treasury Bill	1.515	04-23-20	10,000,000	9,965,963
U.S. Treasury Bill	1.515	04-30-20	10,000,000	9,963,146
U.S. Treasury Bill	1.525	03-26-20	10,000,000	9,978,054
U.S. Treasury Bill	1.530	02-20-20	5,000,000	4,996,521
U.S. Treasury Bill	1.530	03-05-20	10,000,000	9,986,828
U.S. Treasury Bill	1.530	03-12-20	10,000,000	9,983,822

Total investments (Cost $93,636,784) 61.8%	$92,460,674
Other assets and liabilities, net 38.2%	57,256,864
Total net assets 100.0%	$149,717,538

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	7

Security Abbreviations and Legend
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Financials	4.6%
Information technology	3.4%
Industrials	3.2%
Consumer discretionary	2.9%
Health care	2.6%
Materials	2.0%
Real estate	1.9%
Consumer staples	1.5%
Communication services	1.3%
Energy	1.3%
Utilities	0.4%
Short-term investments and other	74.9%
TOTAL	100.0%
8	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Amsterdam Exchanges Index Futures	2	Long	Feb 2020	$270,438	$259,629	$(10,809)
ASX SPI 200 Index Futures	60	Long	Mar 2020	6,853,767	6,863,001	9,234
Australian 10-Year Bond Futures	179	Long	Mar 2020	17,272,816	17,784,853	512,037
British Pound Futures	62	Long	Mar 2020	5,065,888	5,122,750	56,862
Canadian Dollar Futures	128	Long	Mar 2020	9,778,362	9,670,400	(107,962)
Euro FX Currency Futures	122	Long	Mar 2020	16,991,748	16,957,238	(34,510)
Euro-BTP Italian Government Bond Futures	17	Long	Mar 2020	2,750,312	2,786,796	36,484
Euro-Bund Futures	79	Long	Mar 2020	15,040,555	15,350,184	309,629
Euro-Buxl 30-Year Bond Futures	9	Long	Mar 2020	2,055,960	2,106,292	50,332
Euro-OAT Futures	164	Long	Mar 2020	29,733,909	30,398,394	664,485
FTSE 100 Index Futures	117	Long	Mar 2020	11,644,377	11,114,606	(529,771)
FTSE MIB Index Futures	8	Long	Mar 2020	1,061,808	1,028,168	(33,640)
IBEX 35 Index Futures	5	Long	Feb 2020	527,095	519,449	(7,646)
Mini MSCI Emerging Markets Index Futures	17	Long	Mar 2020	962,143	892,500	(69,643)
Russell 2000 Mini Index Futures	52	Long	Mar 2020	4,332,445	4,197,960	(134,485)
Tokyo Price Index Futures	44	Long	Mar 2020	7,051,451	6,685,986	(365,465)
10-Year Japan Government Bond Futures	6	Short	Mar 2020	(8,413,317)	(8,478,243)	(64,926)
10-Year U.S. Treasury Note Futures	113	Short	Mar 2020	(14,527,379)	(14,885,984)	(358,605)
30-Year U.S. Treasury Bond Futures	2	Short	Mar 2020	(311,934)	(327,563)	(15,629)
Australian Dollar Futures	142	Short	Mar 2020	(9,720,886)	(9,512,580)	208,306
CAC40 Index Futures	91	Short	Feb 2020	(6,077,275)	(5,833,903)	243,372
Canada 10-Year Bond Futures	300	Short	Mar 2020	(31,349,184)	(32,214,750)	(865,566)
Euro STOXX 50 Index Futures	164	Short	Mar 2020	(6,827,227)	(6,578,771)	248,456
FTSE/JSE Top 40 Index Futures	9	Short	Mar 2020	(301,708)	(301,173)	535
German Stock Index Futures	17	Short	Mar 2020	(6,297,210)	(6,094,525)	202,685
Hang Seng China Enterprises Index Futures	3	Short	Feb 2020	(195,967)	(195,992)	(25)
Hang Seng Index Futures	1	Short	Feb 2020	(167,289)	(167,269)	20
Long Gilt Futures	32	Short	Mar 2020	(5,701,129)	(5,701,594)	(465)
NASDAQ 100 Index E-Mini Futures	22	Short	Mar 2020	(3,903,500)	(3,957,910)	(54,410)
New Zealand Dollar Futures	55	Short	Mar 2020	(3,618,747)	(3,557,400)	61,347
S&P 500 E-Mini Index Futures	22	Short	Mar 2020	(3,565,839)	(3,544,750)	21,089
S&P TSX 60 Index Futures	6	Short	Mar 2020	(944,111)	(935,590)	8,521
Swiss Franc Futures	115	Short	Mar 2020	(14,822,391)	(14,970,125)	(147,734)
						$(167,897)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	5,200,000	USD	1,272,681	BNP	3/13/2020	—	$(60,904)
CNY	2,600,000	USD	372,451	JPM	3/13/2020	—	(1,506)
DKK	606,406	USD	90,608	UBS	3/11/2020	—	(390)
GBP	29,026	USD	37,977	BNP	3/11/2020	$389	—
INR	1,307,300,000	USD	18,212,214	BNP	3/13/2020	—	(33,228)
INR	114,200,000	USD	1,602,218	UBS	3/13/2020	—	(14,181)
MXN	377,000,000	USD	19,750,969	JPM	3/13/2020	90,332	—
NOK	6,900,000	USD	769,502	JPM	3/13/2020	—	(19,226)
RUB	266,200,000	USD	4,226,387	BNP	3/13/2020	—	(79,219)
RUB	135,200,000	USD	2,180,864	UBS	3/13/2020	—	(74,563)
SEK	18,477	USD	1,952	UBS	3/11/2020	—	(29)
SEK	81,900,000	USD	8,666,510	JPM	3/13/2020	—	(143,916)
USD	2,175,264	AUD	3,170,878	BNP	3/11/2020	51,303	—
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	580,411	AUD	840,000	UBS	3/11/2020	$17,750	—
USD	923,643	BRL	3,900,000	BNP	3/13/2020	14,810	—
USD	2,546,052	CAD	3,338,736	UBS	3/11/2020	23,312	—
USD	762,060	CNY	5,300,000	JPM	3/13/2020	5,903	—
USD	58,556	EUR	52,466	JPM	3/11/2020	241	—
USD	2,723,742	GBP	2,083,939	BNP	3/11/2020	—	$(30,722)
USD	7,754,333	JPY	847,230,590	BNP	3/11/2020	—	(79,560)
USD	4,250,785	KRW	4,953,500,000	UBS	3/13/2020	107,452	—
USD	122,497	NOK	1,087,582	BNP	3/11/2020	4,239	—
USD	20,057,681	NOK	179,500,000	JPM	3/13/2020	539,641	—
USD	5,960,818	PLN	22,900,000	JPM	3/13/2020	49,276	—
USD	649,488	RUB	40,800,000	BNP	3/13/2020	13,859	—
USD	931,842	SEK	8,820,582	BNP	3/11/2020	14,059	—
USD	458,851	SEK	4,300,000	UBS	3/11/2020	11,435	—
USD	4,609,792	SEK	43,300,000	JPM	3/13/2020	103,952	—
USD	13,599,065	SGD	18,400,000	JPM	3/13/2020	114,239	—
USD	13,903,255	TWD	417,100,000	BNP	3/13/2020	148,811	—
USD	15,081,179	TWD	451,600,000	UBS	3/13/2020	189,050	—
ZAR	185,600,000	USD	12,906,599	JPM	3/13/2020	—	(601,778)
						$1,500,053	$(1,139,222)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	CDX.NA.HY.33	3.080%	1,782,000	USD	$1,782,000	5.000%	Quarterly	Dec 2024	$163,799	$(4,359)	$159,440
JPM	CDX.NA.IG.33	0.506%	5,700,000	USD	5,700,000	1.000%	Quarterly	Dec 2024	144,143	(4,499)	139,644
JPM	iTraxx Europe Crossover Series 32 Version 1	2.312%	1,000,000	EUR	1,112,397	5.000%	Quarterly	Dec 2024	147,594	(4,876)	142,718
JPM	iTraxx Europe Series 32 Version 1	0.464%	5,000,000	EUR	5,561,983	1.000%	Quarterly	Dec 2024	150,853	2,036	152,889
					$14,156,380				$606,389	$(11,698)	$594,691

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	ABB, Ltd.	1-Month CHF LIBOR - 0.30%	Monthly	CHF	85,008	Feb 2021	BNP	—	$2,024	$2,024
Pay	Anheuser-Busch InBev SA/NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	93,660	Feb 2021	BNP	—	4,963	4,963
Pay	AP Moller - Maersk A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	615,854	Feb 2021	BNP	—	6,099	6,099
Pay	Banco de Sabadell SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	183,050	Feb 2021	BNP	—	36,490	36,490
Pay	Bankia SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	77,388	Feb 2021	BNP	—	6,958	6,958
Pay	Bayerische Motoren Werke AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	77,749	Feb 2021	BNP	—	9,346	9,346
Pay	Bunzl PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	85,889	Feb 2021	BNP	—	7,360	7,360
Pay	Bureau Veritas SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	174,152	Feb 2021	BNP	—	(1,553)	(1,553)
Pay	CaixaBank SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	125,248	Feb 2021	BNP	—	3,739	3,739
Pay	Cellnex Telecom SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	97,548	Feb 2021	BNP	—	(7,780)	(7,780)
Pay	Chr Hansen Holding A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	968,947	Feb 2021	BNP	—	(1,090)	(1,090)
Pay	Credit Suisse Group AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	114,645	Feb 2021	BNP	—	10,588	10,588
Pay	Daimler AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	217,398	Feb 2021	BNP	—	27,655	27,655
Pay	Danone SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	129,740	Feb 2021	BNP	—	29	29
Pay	Danske Bank A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	937,794	Feb 2021	BNP	—	(7,383)	(7,383)
10	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Davide Campari-Milano SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	154,632	Feb 2021	BNP	—	$(9,599)	$(9,599)
Pay	Delivery Hero SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	388,796	Feb 2021	BNP	—	8,229	8,229
Pay	Deutsche Boerse AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	171,666	Feb 2021	BNP	—	(3,427)	(3,427)
Pay	DSV PANALPINA A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	2,857,926	Feb 2021	BNP	—	17,891	17,891
Pay	EasyJet PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	108,174	Feb 2021	BNP	—	10,169	10,169
Pay	Enagas SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	46,977	Feb 2021	BNP	—	(3,589)	(3,589)
Pay	Experian PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	134,425	Feb 2021	BNP	—	366	366
Pay	Faurecia SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	39,744	Feb 2021	BNP	—	3,079	3,079
Pay	Ferrovial SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	96,104	Feb 2021	BNP	—	(411)	(411)
Pay	FinecoBank Banca Fineco SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	144,403	Feb 2021	BNP	—	6,689	6,689
Pay	Geberit AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	67,675	Feb 2021	BNP	—	4,144	4,144
Pay	Gecina SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	180,768	Feb 2021	BNP	—	(5,013)	(5,013)
Pay	Genmab A/S	1-Month DKK CIBOR - 0.30%	Monthly	DKK	1,962,625	Feb 2021	BNP	—	(4,473)	(4,473)
Pay	Getlink SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	138,307	Feb 2021	BNP	—	(5,532)	(5,532)
Pay	Investor AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	748,936	Feb 2021	BNP	—	(782)	(782)
Pay	KION Group AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	41,841	Feb 2021	BNP	—	3,564	3,564
Pay	Koninklijke DSM NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	36,456	Feb 2021	BNP	—	(685)	(685)
Pay	Koninklijke Vopak NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	38,027	Feb 2021	BNP	—	1,327	1,327
Pay	Lundin Petroleum AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	433,871	Feb 2021	BNP	—	3,739	3,739
Pay	Marks & Spencer Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	224,598	Feb 2021	BNP	—	8,003	8,003
Pay	Melrose Industries PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	35,425	Feb 2021	BNP	—	719	719
Pay	Nordea Bank ABP	1-Month SEK STIBOR - 0.30%	Monthly	SEK	767,147	Feb 2021	BNP	—	(940)	(940)
Pay	Ocado Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	178,061	Feb 2021	BNP	—	20,241	20,241
Pay	Pirelli & C SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	172,340	Feb 2021	BNP	—	24,870	24,870
Pay	Sanofi	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	77,687	Feb 2021	BNP	—	4,450	4,450
Pay	SAP SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	46,371	Feb 2021	BNP	—	2,148	2,148
Pay	Severn Trent PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	153,116	Feb 2021	BNP	—	(2,587)	(2,587)
Pay	Siemens AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	109,490	Feb 2021	BNP	—	4,259	4,259
Pay	Skanska AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	638,296	Feb 2021	BNP	—	1,390	1,390
Pay	Societe Generale SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	76,849	Feb 2021	BNP	—	4,720	4,720
Pay	Straumann Holding AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	77,002	Feb 2021	BNP	—	5,402	5,402
Pay	Swedbank AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	1,078,834	Feb 2021	BNP	—	(11,744)	(11,744)
Pay	Symrise AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	257,242	Feb 2021	BNP	—	(10,735)	(10,735)
Pay	Telecom Italia SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	120,320	Feb 2021	BNP	$79	4,912	4,991
Pay	Temenos AG	1-Month CHF LIBOR - 0.30%	Monthly	CHF	149,800	Feb 2021	BNP	—	(6,249)	(6,249)
Pay	The Royal Bank of Scotland Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	33,085	Feb 2021	BNP	—	1,289	1,289
Pay	Ubisoft Entertainment SA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	267,995	Feb 2021	BNP	—	(16,749)	(16,749)
Pay	Unibail-Rodamco-Westfield	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	72,814	Feb 2021	BNP	—	6,759	6,759
Pay	UniCredit SpA	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	41,016	Feb 2021	BNP	—	3,358	3,358
Pay	Unilever NV	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	82,146	Feb 2021	BNP	—	(3,963)	(3,963)
Pay	United Internet AG	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	42,378	Feb 2021	BNP	—	1,684	1,684
Pay	United Utilities Group PLC	1-Month GBP LIBOR - 0.30%	Monthly	GBP	121,395	Feb 2021	BNP	—	(4,981)	(4,981)
Pay	Volvo AB	1-Month SEK STIBOR - 0.30%	Monthly	SEK	1,998,950	Feb 2021	BNP	—	(12,541)	(12,541)
Pay	Vonovia SE	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	282,755	Feb 2021	BNP	—	(13,364)	(13,364)
Pay	Wartsila OYJ ABP	1-Month EUR EURIBOR - 0.30%	Monthly	EUR	133,904	Feb 2021	BNP	—	(8,409)	(8,409)
Pay	3M Company	1-Day USD OBFR - 0.25%	Monthly	USD	224,545	Feb 2021	BNP	—	26,514	26,514
Pay	Advanced Micro Devices, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	184,568	Feb 2021	BNP	—	5,985	5,985
Pay	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	282,117	Feb 2021	BNP	—	8,053	8,053
Pay	Amazon.com, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	290,475	Feb 2021	BNP	—	(22,711)	(22,711)
Pay	American International Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	139,961	Feb 2021	BNP	—	4,193	4,193
Pay	American Tower Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	301,286	Feb 2021	BNP	—	4,840	4,840
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	11

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Annaly Capital Management, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	152,679	Feb 2021	BNP	—	$(2,130)	$(2,130)
Pay	Athene Holding, Ltd.	1-Day USD OBFR - 0.25%	Monthly	USD	99,883	Feb 2021	BNP	—	6,856	6,856
Pay	Ball Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	152,449	Feb 2021	BNP	—	(8,781)	(8,781)
Pay	BioMarin Pharmaceutical, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	401,692	Feb 2021	BNP	—	24,514	24,514
Pay	Brown-Forman Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	206,173	Feb 2021	BNP	—	6,217	6,217
Pay	Carnival Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	126,201	Feb 2021	BNP	—	17,365	17,365
Pay	Cboe Global Markets, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	65,097	Feb 2021	BNP	—	(3,498)	(3,498)
Pay	CH Robinson Worldwide, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	74,399	Feb 2021	BNP	—	10,095	10,095
Pay	Cheniere Energy, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	302,102	Feb 2021	BNP	—	28,595	28,595
Pay	Citigroup, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	104,962	Feb 2021	BNP	—	8,229	8,229
Pay	Conagra Brands, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	156,425	Feb 2021	BNP	—	(5,797)	(5,797)
Pay	Concho Resources, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	106,836	Feb 2021	BNP	—	15,358	15,358
Pay	Continental Resources, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	45,007	Feb 2021	BNP	—	9,348	9,348
Pay	Corning, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	79,783	Feb 2021	BNP	—	8,061	8,061
Pay	CoStar Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	115,520	Feb 2021	BNP	—	(643)	(643)
Pay	Crown Castle International Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	325,985	Feb 2021	BNP	—	(12,907)	(12,907)
Pay	Crown Holdings, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	88,749	Feb 2021	BNP	—	(2,033)	(2,033)
Pay	CVS Health Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	51,485	Feb 2021	BNP	—	4,785	4,785
Pay	DexCom, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	386,895	Feb 2021	BNP	—	(10,350)	(10,350)
Pay	Digital Realty Trust, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	47,670	Feb 2021	BNP	—	(759)	(759)
Pay	DISH Network Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	162,404	Feb 2021	BNP	—	(345)	(345)
Pay	DocuSign, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	401,008	Feb 2021	BNP	—	(29,850)	(29,850)
Pay	DuPont de Nemours, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	103,816	Feb 2021	BNP	—	16,975	16,975
Pay	E*TRADE Financial Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	129,009	Feb 2021	BNP	—	10,049	10,049
Pay	East West Bancorp, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	153,120	Feb 2021	BNP	—	2,462	2,462
Pay	Equinix, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	354,089	Feb 2021	BNP	—	(1,895)	(1,895)
Pay	Exact Sciences Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	344,230	Feb 2021	BNP	—	(13,571)	(13,571)
Pay	FactSet Research Systems, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	78,738	Feb 2021	BNP	—	(4,187)	(4,187)
Pay	Flowserve Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	84,893	Feb 2021	BNP	—	4,887	4,887
Pay	FMC Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	120,872	Feb 2021	BNP	—	3,656	3,656
Pay	Fortive Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	105,846	Feb 2021	BNP	—	4,230	4,230
Pay	Grubhub, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	155,746	Feb 2021	BNP	—	3,029	3,029
Pay	Halliburton Company	1-Day USD OBFR - 0.25%	Monthly	USD	70,050	Feb 2021	BNP	—	5,273	5,273
Pay	IHS Markit, Ltd.	1-Day USD OBFR - 0.25%	Monthly	USD	121,723	Feb 2021	BNP	—	825	825
Pay	Intel Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	112,104	Feb 2021	BNP	—	(9,424)	(9,424)
Pay	Invitation Homes, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	124,031	Feb 2021	BNP	—	(5,614)	(5,614)
Pay	IQVIA Holdings, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	141,202	Feb 2021	BNP	—	3,735	3,735
Pay	Johnson & Johnson	1-Day USD OBFR - 0.25%	Monthly	USD	45,720	Feb 2021	BNP	—	(551)	(551)
Pay	Jones Lang LaSalle, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	45,884	Feb 2021	BNP	—	400	400
Pay	Juniper Networks, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	99,291	Feb 2021	BNP	—	6,306	6,306
Pay	KKR & Company, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	46,805	Feb 2021	BNP	—	(3,728)	(3,728)
Pay	KLA Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	122,943	Feb 2021	BNP	—	8,490	8,490
Pay	Liberty Broadband Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	152,457	Feb 2021	BNP	—	(2,581)	(2,581)
Pay	Linde PLC	1-Day USD OBFR - 0.25%	Monthly	USD	121,155	Feb 2021	BNP	—	4,834	4,834
Pay	LKQ Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	134,764	Feb 2021	BNP	—	4,988	4,988
Pay	McCormick & Company, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	175,655	Feb 2021	BNP	—	4,549	4,549
Pay	MercadoLibre, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	416,447	Feb 2021	BNP	—	(1,655)	(1,655)
Pay	Microsoft Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	48,464	Feb 2021	BNP	—	(2,065)	(2,065)
Pay	Mondelez International, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	136,138	Feb 2021	BNP	—	(6,484)	(6,484)
Pay	MongoDB, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	273,522	Feb 2021	BNP	—	(20,532)	(20,532)
Pay	National Oilwell Varco, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	111,773	Feb 2021	BNP	—	13,056	13,056
12	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Newell Brands, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	48,163	Feb 2021	BNP	—	$734	$734
Pay	Nielsen Holdings PLC	1-Day USD OBFR - 0.25%	Monthly	USD	65,885	Feb 2021	BNP	—	3,440	3,440
Pay	NIKE, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	71,645	Feb 2021	BNP	—	4,567	4,567
Pay	Nordstrom, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	43,037	Feb 2021	BNP	—	3,807	3,807
Pay	NVIDIA Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	47,641	Feb 2021	BNP	—	1,802	1,802
Pay	Okta, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	458,223	Feb 2021	BNP	—	2,129	2,129
Pay	PVH Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	109,206	Feb 2021	BNP	—	12,862	12,862
Pay	Regeneron Pharmaceuticals, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	162,161	Feb 2021	BNP	—	22,014	22,014
Pay	RenaissanceRe Holdings, Ltd.	1-Day USD OBFR - 0.25%	Monthly	USD	79,697	Feb 2021	BNP	—	748	748
Pay	Rollins, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	175,178	Feb 2021	BNP	—	(13,366)	(13,366)
Pay	Sarepta Therapeutics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	257,094	Feb 2021	BNP	—	28,343	28,343
Pay	Seattle Genetics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	358,877	Feb 2021	BNP	—	(5,639)	(5,639)
Pay	Sensata Technologies Holding PLC	1-Day USD OBFR - 0.25%	Monthly	USD	124,302	Feb 2021	BNP	—	11,685	11,685
Pay	ServiceNow, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	162,801	Feb 2021	BNP	—	(17,716)	(17,716)
Pay	Snap, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	406,146	Feb 2021	BNP	—	(3,998)	(3,998)
Pay	Square, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	510,391	Feb 2021	BNP	—	(31,103)	(31,103)
Pay	SVB Financial Group	1-Day USD OBFR - 0.25%	Monthly	USD	47,362	Feb 2021	BNP	—	1,968	1,968
Pay	TechnipFMC PLC	1-Day USD OBFR - 0.25%	Monthly	USD	140,534	Feb 2021	BNP	—	25,642	25,642
Pay	The Charles Schwab Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	44,528	Feb 2021	BNP	—	1,510	1,510
Pay	The Goldman Sachs Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	98,820	Feb 2021	BNP	—	3,066	3,066
Pay	The Mosaic Company	1-Day USD OBFR - 0.25%	Monthly	USD	162,777	Feb 2021	BNP	—	12,805	12,805
Pay	The PNC Financial Services Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	79,505	Feb 2021	BNP	—	2,308	2,308
Pay	The Sherwin-Williams Company	1-Day USD OBFR - 0.25%	Monthly	USD	175,368	Feb 2021	BNP	—	8,376	8,376
Pay	TransDigm Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	371,796	Feb 2021	BNP	—	(13,948)	(13,948)
Pay	TransUnion	1-Day USD OBFR - 0.25%	Monthly	USD	149,638	Feb 2021	BNP	—	74	74
Pay	Twilio, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	407,832	Feb 2021	BNP	—	(14,928)	(14,928)
Pay	UnitedHealth Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	127,753	Feb 2021	BNP	—	10,404	10,404
Pay	Verisk Analytics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	109,944	Feb 2021	BNP	—	(2,581)	(2,581)
Pay	Wabtec Corp.	1-Day USD OBFR - 0.25%	Monthly	USD	160,113	Feb 2021	BNP	—	9,387	9,387
Pay	Workday, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	170,579	Feb 2021	BNP	—	(5,086)	(5,086)
Pay	XPO Logistics, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	49,112	Feb 2021	BNP	—	(3,588)	(3,588)
Pay	Xylem, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	122,521	Feb 2021	BNP	—	1,248	1,248
Pay	Zillow Group, Inc.	1-Day USD OBFR - 0.25%	Monthly	USD	239,235	Feb 2021	BNP	—	2,553	2,553
Pay	Aker BP ASA	1-Day NOK NOWA - 0.40%	Monthly	NOK	399,476	Jan 2022	UBS	—	4,009	4,009
Pay	Albemarle Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	100,070	Jan 2022	UBS	—	(144)	(144)
Pay	American Water Works Company, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	108,609	Jan 2022	UBS	—	(7,918)	(7,918)
Pay	Aon PLC	1-Day USD OBFR - 0.35%	Monthly	USD	183,946	Jan 2022	UBS	—	(10,159)	(10,159)
Pay	Ascendas Real Estate Investment Trust	1-Day SGD SORA - 0.45%	Monthly	SGD	103,880	Jan 2022	UBS	—	(1,449)	(1,449)
Pay	Assurant, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	120,795	Jan 2022	UBS	—	224	224
Pay	Banco Santander SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	94,714	Jan 2022	UBS	—	788	788
Pay	Bank of America Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	117,011	Jan 2022	UBS	—	6,275	6,275
Pay	Bankinter SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	65,451	Jan 2022	UBS	—	3,996	3,996
Pay	BASF SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	93,243	Jan 2022	UBS	—	5,225	5,225
Pay	Bayer AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	96,711	Jan 2022	UBS	—	3,184	3,184
Pay	BeiGene, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	323,585	Jan 2022	UBS	—	24,986	24,986
Pay	CF Industries Holdings, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	46,837	Jan 2022	UBS	—	5,536	5,536
Pay	Chocoladefabriken Lindt & Spruengli AG	1-Day CHF LIBOR - 0.48%	Monthly	CHF	128,160	Jan 2022	UBS	—	(1,316)	(1,316)
Pay	CK Hutchison Holdings, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	937,500	Jan 2022	UBS	—	9,240	9,240
Pay	Constellation Brands, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	209,553	Jan 2022	UBS	—	2,916	2,916
Pay	Credit Agricole SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	205,376	Jan 2022	UBS	—	9,444	9,444
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Deere & Company	1-Day USD OBFR - 0.35%	Monthly	USD	357,944	Jan 2022	UBS	—	$29,882	$29,882
Pay	Deutsche Bank AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	218,962	Jan 2022	UBS	—	(23,014)	(23,014)
Pay	Deutsche Post AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	95,346	Jan 2022	UBS	—	8,240	8,240
Pay	Deutsche Telekom AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	43,277	Jan 2022	UBS	—	220	220
Pay	Ecolab, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	131,718	Jan 2022	UBS	—	(3,133)	(3,133)
Pay	Edison International	1-Day USD OBFR - 0.35%	Monthly	USD	46,927	Jan 2022	UBS	—	258	258
Pay	Elanco Animal Health, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	88,202	Jan 2022	UBS	—	(123)	(123)
Pay	Electricite de France SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	165,905	Jan 2022	UBS	—	(20,313)	(20,313)
Pay	Equinor ASA	1-Day NOK NOWA - 0.40%	Monthly	NOK	723,922	Jan 2022	UBS	—	5,291	5,291
Pay	Equity LifeStyle Properties, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	68,881	Jan 2022	UBS	—	(2,231)	(2,231)
Pay	Eurofins Scientific SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	42,143	Jan 2022	UBS	—	903	903
Pay	Exxon Mobil Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	51,610	Jan 2022	UBS	—	5,235	5,235
Pay	Facebook, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	94,210	Jan 2022	UBS	—	8,249	8,249
Pay	FedEx Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	95,013	Jan 2022	UBS	—	8,715	8,715
Pay	Fifth Third Bancorp	1-Day USD OBFR - 0.35%	Monthly	USD	165,645	Jan 2022	UBS	—	3,401	3,401
Pay	First Republic Bank	1-Day USD OBFR - 0.35%	Monthly	USD	171,492	Jan 2022	UBS	—	9,314	9,314
Pay	Freeport-McMoRan, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	117,884	Jan 2022	UBS	—	17,140	17,140
Pay	Fresenius SE & Company KGaA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	53,014	Jan 2022	UBS	—	2,755	2,755
Pay	Gartner, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	130,257	Jan 2022	UBS	—	(1,510)	(1,510)
Pay	Hang Seng Bank, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	589,400	Jan 2022	UBS	—	4,638	4,638
Pay	Henderson Land Development Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	1,804,800	Jan 2022	UBS	—	19,492	19,492
Pay	Hess Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	100,355	Jan 2022	UBS	—	19,402	19,402
Pay	Hong Kong Exchanges & Clearing, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	564,077	Jan 2022	UBS	—	5,491	5,491
Pay	Industria de Diseno Textil SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	71,515	Jan 2022	UBS	—	2,517	2,517
Pay	Infineon Technologies AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	233,124	Jan 2022	UBS	—	19,351	19,351
Pay	Intercontinental Exchange, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	143,272	Jan 2022	UBS	—	(5,860)	(5,860)
Pay	Ionis Pharmaceuticals, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	69,755	Jan 2022	UBS	—	4,242	4,242
Pay	Knight-Swift Transportation Holdings, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	47,121	Jan 2022	UBS	—	1,131	1,131
Pay	Link REIT	1-Day HKD HIBOR - 0.45%	Monthly	HKD	1,578,150	Jan 2022	UBS	—	11,062	11,062
Pay	Lowe's Companies, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	84,262	Jan 2022	UBS	—	1,971	1,971
Pay	Lululemon Athletica, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	160,216	Jan 2022	UBS	—	2,787	2,787
Pay	LVMH Moet Hennessy Louis Vuitton SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	125,552	Jan 2022	UBS	—	11,604	11,604
Pay	Marathon Oil Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	44,870	Jan 2022	UBS	—	6,362	6,362
Pay	Mastercard, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	86,733	Jan 2022	UBS	—	(418)	(418)
Pay	Melco Resorts & Entertainment, Ltd.	1-Day USD OBFR - 0.35%	Monthly	USD	45,690	Jan 2022	UBS	—	6,666	6,666
Pay	Merck & Company, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	103,074	Jan 2022	UBS	—	6,926	6,926
Pay	MGM Resorts International	1-Day USD OBFR - 0.35%	Monthly	USD	147,085	Jan 2022	UBS	—	9,105	9,105
Pay	Motorola Solutions, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	159,635	Jan 2022	UBS	—	(5,949)	(5,949)
Pay	New World Development Company, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	371,960	Jan 2022	UBS	—	4,973	4,973
Pay	Norsk Hydro ASA	1-Day NOK NOWA - 0.40%	Monthly	NOK	1,010,894	Jan 2022	UBS	—	11,036	11,036
Pay	Novartis AG	1-Day CHF LIBOR - 0.48%	Monthly	CHF	48,310	Jan 2022	UBS	—	247	247
Pay	ON Semiconductor Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	71,057	Jan 2022	UBS	—	4,980	4,980
Pay	Oversea-Chinese Banking Corp., Ltd.	1-Day SGD SORA - 0.45%	Monthly	SGD	167,994	Jan 2022	UBS	—	1,729	1,729
Pay	Paycom Software, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	77,765	Jan 2022	UBS	—	(7,777)	(7,777)
Pay	People's United Financial, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	218,999	Jan 2022	UBS	—	9,303	9,303
Pay	Prologis, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	98,757	Jan 2022	UBS	—	(663)	(663)
Pay	Renault SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	83,560	Jan 2022	UBS	—	10,975	10,975
Pay	Sands China, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	1,224,060	Jan 2022	UBS	—	22,652	22,652
Pay	Schneider Electric SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	235,652	Jan 2022	UBS	—	5,034	5,034
14	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sempra Energy	1-Day USD OBFR - 0.35%	Monthly	USD	133,794	Jan 2022	UBS	—	$(5,568)	$(5,568)
Pay	SES SA	1-Day EUR LIBOR - 0.40%	Monthly	EUR	41,822	Jan 2022	UBS	—	5,596	5,596
Pay	State Street Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	76,256	Jan 2022	UBS	—	5,282	5,282
Pay	Sun Hung Kai Properties, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	1,279,950	Jan 2022	UBS	—	17,125	17,125
Pay	The Bank of New York Mellon Corp.	1-Day USD OBFR - 0.35%	Monthly	USD	92,154	Jan 2022	UBS	—	10,232	10,232
Pay	The Home Depot, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	44,693	Jan 2022	UBS	—	(674)	(674)
Pay	The Kraft Heinz Company	1-Day USD OBFR - 0.35%	Monthly	USD	143,812	Jan 2022	UBS	—	11,002	11,002
Pay	The Walt Disney Company	1-Day USD OBFR - 0.35%	Monthly	USD	60,037	Jan 2022	UBS	—	2,533	2,533
Pay	US Bancorp	1-Day USD OBFR - 0.35%	Monthly	USD	82,070	Jan 2022	UBS	—	2,658	2,658
Pay	VEREIT, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	128,257	Jan 2022	UBS	—	(3,578)	(3,578)
Pay	Voestalpine AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	64,698	Jan 2022	UBS	—	7,787	7,787
Pay	Vornado Realty Trust	1-Day USD OBFR - 0.35%	Monthly	USD	84,646	Jan 2022	UBS	—	792	792
Pay	Walmart, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	124,733	Jan 2022	UBS	—	924	924
Pay	Wayfair, Inc.	1-Day USD OBFR - 0.35%	Monthly	USD	400,597	Jan 2022	UBS	—	46,071	46,071
Pay	Wells Fargo & Company	1-Day USD OBFR - 0.35%	Monthly	USD	101,085	Jan 2022	UBS	—	2,943	2,943
Pay	WH Group, Ltd.	1-Day HKD HIBOR - 0.45%	Monthly	HKD	365,500	Jan 2022	UBS	—	5,784	5,784
Pay	Wirecard AG	1-Day EUR LIBOR - 0.40%	Monthly	EUR	45,571	Jan 2022	UBS	—	(5,027)	(5,027)
Pay	Zalando SE	1-Day EUR LIBOR - 0.40%	Monthly	EUR	133,236	Jan 2022	UBS	—	9,511	9,511
Pay	Aeon Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	28,874,811	Jan 2022	UBS	—	14,413	14,413
Pay	Alps Alpine Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	19,981,611	Jan 2022	UBS	—	39,526	39,526
Pay	AMP, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	874,662	Jan 2022	UBS	—	29,051	29,051
Pay	Antofagasta PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	36,862	Jan 2022	UBS	—	7,416	7,416
Pay	AstraZeneca PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	140,970	Jan 2022	UBS	—	9,815	9,815
Pay	Barclays PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	177,947	Jan 2022	UBS	—	13,857	13,857
Pay	Boral, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	260,099	Jan 2022	UBS	—	(3,180)	(3,180)
Pay	BP PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	171,725	Jan 2022	UBS	—	17,664	17,664
Pay	Central Japan Railway Company	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,821,120	Jan 2022	UBS	—	700	700
Pay	Commonwealth Bank of Australia	1-Day AUD IBOC - 0.45%	Monthly	AUD	130,928	Jan 2022	UBS	—	(1,664)	(1,664)
Pay	CSL, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	211,693	Jan 2022	UBS	—	(6,791)	(6,791)
Pay	Daifuku Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,335,580	Jan 2022	UBS	—	3,329	3,329
Pay	Daiwa House Industry Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	24,597,445	Jan 2022	UBS	—	(1,910)	(1,910)
Pay	Denso Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,915,616	Jan 2022	UBS	—	5,928	5,928
Pay	Dentsu Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,810,490	Jan 2022	UBS	—	2,352	2,352
Pay	Eisai Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,193,144	Jan 2022	UBS	—	(666)	(666)
Pay	FamilyMart Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,353,309	Jan 2022	UBS	—	10,655	10,655
Pay	FANUC Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,113,650	Jan 2022	UBS	—	3,224	3,224
Pay	Fuji Electric Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	24,538,470	Jan 2022	UBS	—	4,330	4,330
Pay	Glencore PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	60,750	Jan 2022	UBS	—	6,277	6,277
Pay	Honda Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,921,327	Jan 2022	UBS	—	6,996	6,996
Pay	HSBC Holdings PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	92,722	Jan 2022	UBS	—	7,907	7,907
Pay	Isuzu Motors, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	7,962,450	Jan 2022	UBS	—	7,496	7,496
Pay	Japan Post Bank Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,162,564	Jan 2022	UBS	—	965	965
Pay	Japan Post Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	13,179,309	Jan 2022	UBS	—	3,143	3,143
Pay	Keyence Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	34,262,860	Jan 2022	UBS	—	20,562	20,562
Pay	Kikkoman Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	24,661,000	Jan 2022	UBS	—	2,041	2,041
Pay	Komatsu, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,187,300	Jan 2022	UBS	—	7,612	7,612
Pay	Kose Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,132,050	Jan 2022	UBS	—	6,433	6,433
Pay	Lloyds Banking Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	61,960	Jan 2022	UBS	—	1,456	1,456
Pay	M3, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	25,662,000	Jan 2022	UBS	—	4,978	4,978
Pay	Mercari, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	42,071,584	Jan 2022	UBS	—	33,302	33,302
Pay	MINEBEA MITSUMI, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,319,154	Jan 2022	UBS	—	4,008	4,008
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Mitsubishi Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	17,812,373	Jan 2022	UBS	—	$3,155	$3,155
Pay	Mitsubishi Estate Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	9,410,781	Jan 2022	UBS	—	(2,663)	(2,663)
Pay	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	32,729,848	Jan 2022	UBS	—	5,349	5,349
Pay	Mitsui Fudosan Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	22,583,839	Jan 2022	UBS	—	(11,614)	(11,614)
Pay	Mondi PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	89,355	Jan 2022	UBS	—	4,708	4,708
Pay	MonotaRO Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,665,070	Jan 2022	UBS	—	3,083	3,083
Pay	Murata Manufacturing Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	8,986,912	Jan 2022	UBS	—	5,187	5,187
Pay	National Australia Bank, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	223,157	Jan 2022	UBS	—	(4,074)	(4,074)
Pay	NEC Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,210,260	Jan 2022	UBS	—	532	532
Pay	Nidec Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	15,651,930	Jan 2022	UBS	—	11,989	11,989
Pay	Nintendo Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,082,260	Jan 2022	UBS	—	2,493	2,493
Pay	Nippon Steel Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	31,842,880	Jan 2022	UBS	—	27,343	27,343
Pay	Nippon Yusen KK	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,717,699	Jan 2022	UBS	—	11,156	11,156
Pay	Nissan Chemical Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	34,307,970	Jan 2022	UBS	—	4,009	4,009
Pay	Nissan Motor Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	19,510,230	Jan 2022	UBS	—	7,988	7,988
Pay	Obic Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,156,600	Jan 2022	UBS	—	4,201	4,201
Pay	Oil Search, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	367,106	Jan 2022	UBS	—	21,699	21,699
Pay	PeptiDream, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	6,064,020	Jan 2022	UBS	—	4,592	4,592
Pay	QBE Insurance Group, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	69,205	Jan 2022	UBS	—	(1,346)	(1,346)
Pay	Rakuten, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	18,734,304	Jan 2022	UBS	—	10,572	10,572
Pay	Recruit Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,023,948	Jan 2022	UBS	—	(2,595)	(2,595)
Pay	Rolls-Royce Holdings PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	55,281	Jan 2022	UBS	—	744	744
Pay	Ryohin Keikaku Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	21,432,576	Jan 2022	UBS	—	21,224	21,224
Pay	Sharp Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	22,643,532	Jan 2022	UBS	—	25,813	25,813
Pay	Shiseido Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,836,664	Jan 2022	UBS	—	13,266	13,266
Pay	SoftBank Group Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	32,846,463	Jan 2022	UBS	—	27,624	27,624
Pay	Sony Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	12,608,000	Jan 2022	UBS	—	2,362	2,362
Pay	St. James's Place PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	100,482	Jan 2022	UBS	—	(4,975)	(4,975)
Pay	SUMCO Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	5,439,640	Jan 2022	UBS	—	4,503	4,503
Pay	Sumitomo Dainippon Pharma Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	10,594,560	Jan 2022	UBS	—	10,641	10,641
Pay	T&D Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	21,159,342	Jan 2022	UBS	—	18,229	18,229
Pay	Taisei Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,039,630	Jan 2022	UBS	—	2,840	2,840
Pay	Takeda Pharmaceutical Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	14,252,760	Jan 2022	UBS	—	5,109	5,109
Pay	The Weir Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	97,005	Jan 2022	UBS	—	10,490	10,490
Pay	Tokio Marine Holdings, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	24,386,880	Jan 2022	UBS	—	4,619	4,619
Pay	Toyota Motor Corp.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	16,502,472	Jan 2022	UBS	—	358	358
Pay	Transurban Group	1-Day AUD IBOC - 0.45%	Monthly	AUD	192,378	Jan 2022	UBS	—	264	264
Pay	Treasury Wine Estates, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	381,056	Jan 2022	UBS	—	62,325	62,325
Pay	Vodafone Group PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	85,428	Jan 2022	UBS	—	6,201	6,201
Pay	Wesfarmers, Ltd.	1-Day AUD IBOC - 0.45%	Monthly	AUD	139,307	Jan 2022	UBS	—	(3,275)	(3,275)
Pay	Wm Morrison Supermarkets PLC	1-Day GBP LIBOR - 0.48%	Monthly	GBP	64,728	Jan 2022	UBS	—	3,849	3,849
Pay	Yamato Holdings Company, Ltd.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	11,190,420	Jan 2022	UBS	—	3,405	3,405
Pay	ZOZO, Inc.	1-Day JPY LIBOR - 0.58%	Monthly	JPY	4,915,674	Jan 2022	UBS	—	3,395	3,395
Pay	Air Canada	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	65,043	Jan 2022	UBS	—	6,905	6,905
Pay	Alimentation Couche-Tard, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	224,724	Jan 2022	UBS	—	(941)	(941)
Pay	BCE, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	184,736	Jan 2022	UBS	—	(2,771)	(2,771)
Pay	Canadian National Railway Company	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	130,401	Jan 2022	UBS	—	(461)	(461)
16	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Cenovus Energy, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	235,141	Jan 2022	UBS	—	$12,716	$12,716
Pay	CGI, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	203,089	Jan 2022	UBS	—	15,194	15,194
Pay	Dollarama, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	312,497	Jan 2022	UBS	—	(488)	(488)
Pay	Enbridge, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	181,948	Jan 2022	UBS	—	(3,402)	(3,402)
Pay	Encana Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	52,740	Jan 2022	UBS	—	10,156	10,156
Pay	Fairfax Financial Holdings, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	116,558	Jan 2022	UBS	—	1,695	1,695
Pay	First Quantum Minerals, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	224,624	Jan 2022	UBS	—	34,882	34,882
Pay	Franco-Nevada Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	311,399	Jan 2022	UBS	—	(22,586)	(22,586)
Pay	Gildan Activewear, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	102,359	Jan 2022	UBS	—	2,910	2,910
Pay	Inter Pipeline, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	202,644	Jan 2022	UBS	—	213	213
Pay	Kirkland Lake Gold, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	60,910	Jan 2022	UBS	—	3,487	3,487
Pay	Nutrien, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	127,974	Jan 2022	UBS	—	9,552	9,552
Pay	Restaurant Brands International, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	173,480	Jan 2022	UBS	—	1,825	1,825
Pay	Shopify, Inc.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	442,007	Jan 2022	UBS	—	(14,628)	(14,628)
Pay	Teck Resources, Ltd.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	124,492	Jan 2022	UBS	—	17,490	17,490
Pay	The Bank of Nova Scotia	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	126,218	Jan 2022	UBS	—	71	71
Pay	The Toronto-Dominion Bank	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	145,532	Jan 2022	UBS	—	441	441
Pay	Thomson Reuters Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	179,839	Jan 2022	UBS	—	(7,284)	(7,284)
Pay	Wheaton Precious Metals Corp.	1-Day CAD CORRA Compounded OIS - 0.45%	Monthly	CAD	200,087	Jan 2022	UBS	—	(9,132)	(9,132)
Receive	ABN AMRO Bank NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	141,970	Feb 2021	BNP	—	(6,425)	(6,425)
Receive	ACS Actividades de Construccion y Servicios SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	165,235	Feb 2021	BNP	—	(17,982)	(17,982)
Receive	Aegon NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	118,670	Feb 2021	BNP	—	(9,508)	(9,508)
Receive	Aena SME SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	66,158	Feb 2021	BNP	—	(2,924)	(2,924)
Receive	Ageas	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	112,222	Feb 2021	BNP	—	(3,844)	(3,844)
Receive	Akzo Nobel NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	199,361	Feb 2021	BNP	—	(9,271)	(9,271)
Receive	Assicurazioni Generali SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	67,522	Feb 2021	BNP	—	(2,484)	(2,484)
Receive	Atos SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	173,803	Feb 2021	BNP	—	(6,241)	(6,241)
Receive	Baloise Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	135,160	Feb 2021	BNP	—	(50)	(50)
Receive	Bouygues SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	149,665	Feb 2021	BNP	—	(10,598)	(10,598)
Receive	Coloplast A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,147,269	Feb 2021	BNP	—	376	376
Receive	Commerzbank AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	77,447	Feb 2021	BNP	—	(4,069)	(4,069)
Receive	Compass Group PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	56,937	Feb 2021	BNP	—	(2,613)	(2,613)
Receive	Covestro AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	284,892	Feb 2021	BNP	—	(15,491)	(15,491)
Receive	Deutsche Lufthansa AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	199,742	Feb 2021	BNP	—	(21,529)	(21,529)
Receive	Dufry AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	220,073	Feb 2021	BNP	—	(26,819)	(26,819)
Receive	Elisa OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	63,980	Feb 2021	BNP	—	5,888	5,888
Receive	EssilorLuxottica SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	66,077	Feb 2021	BNP	—	(4,043)	(4,043)
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Fiat Chrysler Automobiles NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	185,035	Feb 2021	BNP	—	$(12,161)	$(12,161)
Receive	Givaudan SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	69,460	Feb 2021	BNP	—	3,836	3,836
Receive	Hannover Rueck SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	64,269	Feb 2021	BNP	—	744	744
Receive	Heineken NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	65,225	Feb 2021	BNP	—	(1,564)	(1,564)
Receive	Hermes International	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	290,526	Feb 2021	BNP	—	(14,527)	(14,527)
Receive	InterContinental Hotels Group PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	54,478	Feb 2021	BNP	—	(5,397)	(5,397)
Receive	LANXESS AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	64,495	Feb 2021	BNP	—	(1,942)	(1,942)
Receive	Natixis SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	159,338	Feb 2021	BNP	—	(4,667)	(4,667)
Receive	Nestle SA	1-Month CHF LIBOR + 0.30%	Monthly	CHF	48,276	Feb 2021	BNP	—	1,247	1,247
Receive	NN Group NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	170,549	Feb 2021	BNP	—	(7,838)	(7,838)
Receive	Nokian Renkaat OYJ	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	73,702	Feb 2021	BNP	—	(7,671)	(7,671)
Receive	Novo Nordisk A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,443,924	Feb 2021	BNP	—	(3,129)	(3,129)
Receive	OMV AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	94,272	Feb 2021	BNP	—	(8,096)	(8,096)
Receive	Pandora A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	497,000	Feb 2021	BNP	—	(1,157)	(1,157)
Receive	Peugeot SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	169,919	Feb 2021	BNP	—	(12,732)	(12,732)
Receive	Poste Italiane SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	85,200	Feb 2021	BNP	$61	2,622	2,683
Receive	Puma SE	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	78,052	Feb 2021	BNP	—	(4,094)	(4,094)
Receive	Randstad NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	126,247	Feb 2021	BNP	—	(8,731)	(8,731)
Receive	Red Electrica Corp. SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	139,660	Feb 2021	BNP	—	4,975	4,975
Receive	Remy Cointreau SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	126,965	Feb 2021	BNP	—	(24,132)	(24,132)
Receive	Sartorius AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	82,508	Feb 2021	BNP	—	(1,109)	(1,109)
Receive	Segro PLC	1-Month GBP LIBOR + 0.35%	Monthly	GBP	84,790	Feb 2021	BNP	—	3,946	3,946
Receive	Sonova Holding AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	107,182	Feb 2021	BNP	—	7,489	7,489
Receive	Terna Rete Elettrica Nazionale SpA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	65,679	Feb 2021	BNP	—	2,346	2,346
Receive	Tryg A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	720,749	Feb 2021	BNP	—	1,233	1,233
Receive	Veolia Environnement SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	74,817	Feb 2021	BNP	—	5,089	5,089
Receive	Vinci SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	39,315	Feb 2021	BNP	—	(149)	(149)
Receive	Volkswagen AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	39,081	Feb 2021	BNP	—	(4,801)	(4,801)
Receive	Wolters Kluwer NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	66,741	Feb 2021	BNP	—	334	334
Receive	Zurich Insurance Group AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	145,965	Feb 2021	BNP	—	2,415	2,415
Receive	Accenture PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	72,126	Feb 2021	BNP	—	(781)	(781)
Receive	Amphenol Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	71,857	Feb 2021	BNP	—	(6,175)	(6,175)
Receive	ANSYS, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	77,434	Feb 2021	BNP	—	2,872	2,872
Receive	Arch Capital Group, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	87,924	Feb 2021	BNP	—	137	137
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.35%	Monthly	USD	72,098	Feb 2021	BNP	—	(619)	(619)
Receive	Bunge, Ltd.	1-Month USD LIBOR + 0.35%	Monthly	USD	178,102	Feb 2021	BNP	—	(9,654)	(9,654)
Receive	CarMax, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	96,502	Feb 2021	BNP	—	4,232	4,232
Receive	Copart, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	81,106	Feb 2021	BNP	—	3,943	3,943
Receive	Danaher Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	72,682	Feb 2021	BNP	—	(37)	(37)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	105,608	Feb 2021	BNP	—	(7,650)	(7,650)
Receive	Equity Residential	1-Month USD LIBOR + 0.35%	Monthly	USD	73,042	Feb 2021	BNP	—	830	830
Receive	General Mills, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	78,561	Feb 2021	BNP	—	(1,766)	(1,766)
Receive	Genuine Parts Company	1-Month USD LIBOR + 0.35%	Monthly	USD	69,311	Feb 2021	BNP	—	(4,065)	(4,065)
Receive	Johnson Controls International PLC	1-Month USD LIBOR + 0.35%	Monthly	USD	91,356	Feb 2021	BNP	—	(3,389)	(3,389)
Receive	Kinder Morgan, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	71,381	Feb 2021	BNP	—	(1,034)	(1,034)
Receive	Lincoln National Corp.	1-Month USD LIBOR + 0.35%	Monthly	USD	112,636	Feb 2021	BNP	—	(7,377)	(7,377)
Receive	Martin Marietta Materials, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	69,480	Feb 2021	BNP	—	361	361
Receive	PepsiCo, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	73,358	Feb 2021	BNP	—	1,417	1,417
Receive	Republic Services, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	72,752	Feb 2021	BNP	—	1,889	1,889
Receive	Roper Technologies, Inc.	1-Month USD LIBOR + 0.35%	Monthly	USD	73,959	Feb 2021	BNP	—	1,540	1,540
Receive	Accor SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	64,725	Jan 2022	UBS	—	(6,276)	(6,276)
18	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Aflac, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	70,657	Jan 2022	UBS	—	$(1,054)	$(1,054)
Receive	Allianz SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	94,048	Jan 2022	UBS	—	(643)	(643)
Receive	American Airlines Group, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	150,973	Jan 2022	UBS	—	(4,196)	(4,196)
Receive	ANDRITZ AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	84,785	Jan 2022	UBS	—	(6,356)	(6,356)
Receive	Arthur J Gallagher & Company	1-Month USD LIBOR + 0.40%	Monthly	USD	71,570	Jan 2022	UBS	—	4,981	4,981
Receive	Atlantia SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	184,771	Jan 2022	UBS	—	16,920	16,920
Receive	Beiersdorf AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	129,042	Jan 2022	UBS	—	(6,146)	(6,146)
Receive	Carlsberg A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	590,112	Jan 2022	UBS	—	(3,253)	(3,253)
Receive	Charter Communications, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	78,341	Jan 2022	UBS	—	238	238
Receive	Chubb, Ltd.	1-Month USD LIBOR + 0.40%	Monthly	USD	69,745	Jan 2022	UBS	—	256	256
Receive	Cincinnati Financial Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	83,161	Jan 2022	UBS	—	(435)	(435)
Receive	CRH PLC	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	76,928	Jan 2022	UBS	—	(1,649)	(1,649)
Receive	Deutsche Wohnen SE	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	209,655	Jan 2022	UBS	—	11,308	11,308
Receive	Edenred	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	265,101	Jan 2022	UBS	—	6,858	6,858
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	86,867	Jan 2022	UBS	—	(8)	(8)
Receive	Essity AB	1-Month SEK STIBOR + 0.40%	Monthly	SEK	695,392	Jan 2022	UBS	—	(2,258)	(2,258)
Receive	Eutelsat Communications SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	93,164	Jan 2022	UBS	—	(6,096)	(6,096)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	73,685	Jan 2022	UBS	—	(489)	(489)
Receive	Fiserv, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	72,173	Jan 2022	UBS	—	(8)	(8)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	138,508	Jan 2022	UBS	—	5,419	5,419
Receive	General Motors Company	1-Month USD LIBOR + 0.40%	Monthly	USD	193,255	Jan 2022	UBS	—	(9,862)	(9,862)
Receive	Hewlett Packard Enterprise Company	1-Month USD LIBOR + 0.40%	Monthly	USD	187,971	Jan 2022	UBS	—	(19,111)	(19,111)
Receive	Iliad SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	85,132	Jan 2022	UBS	—	(549)	(549)
Receive	Ingenico Group SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	92,292	Jan 2022	UBS	—	5,803	5,803
Receive	ISS A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	543,830	Jan 2022	UBS	—	(2,988)	(2,988)
Receive	Kohl's Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	102,831	Jan 2022	UBS	—	(8,837)	(8,837)
Receive	Koninklijke Ahold Delhaize NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	199,984	Jan 2022	UBS	—	(587)	(587)
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.40%	Monthly	USD	77,887	Jan 2022	UBS	—	(1,312)	(1,312)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	71,804	Jan 2022	UBS	—	(1,243)	(1,243)
Receive	Merck KGaA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	190,786	Jan 2022	UBS	—	(264)	(264)
Receive	MetLife, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	150,987	Jan 2022	UBS	—	(6,377)	(6,377)
Receive	Metso OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	122,557	Jan 2022	UBS	—	(13,696)	(13,696)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	102,229	Jan 2022	UBS	—	(5,704)	(5,704)
Receive	Mid-America Apartment Communities, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	82,141	Jan 2022	UBS	—	3,124	3,124
Receive	MTU Aero Engines AG	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	67,637	Jan 2022	UBS	—	(754)	(754)
Receive	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	64,443	Jan 2022	UBS	—	(291)	(291)
Receive	Nokia OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	62,412	Jan 2022	UBS	—	(2,636)	(2,636)
Receive	Novozymes A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	1,148,511	Jan 2022	UBS	—	17,882	17,882
Receive	Orion OYJ	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	120,845	Jan 2022	UBS	—	(991)	(991)
Receive	Pargesa Holding SA	1-Month CHF LIBOR + 0.40%	Monthly	CHF	110,103	Jan 2022	UBS	—	(6,199)	(6,199)
Receive	Paychex, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	73,566	Jan 2022	UBS	—	(896)	(896)
Receive	Phillips 66	1-Month USD LIBOR + 0.40%	Monthly	USD	136,462	Jan 2022	UBS	—	(17,721)	(17,721)
Receive	Recordati SpA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	94,779	Jan 2022	UBS	—	(3,188)	(3,188)
Receive	SGS SA	1-Month CHF LIBOR + 0.40%	Monthly	CHF	69,056	Jan 2022	UBS	—	3,657	3,657
Receive	Swiss Life Holding AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	154,237	Jan 2022	UBS	—	657	657
Receive	Swiss Prime Site AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	69,515	Jan 2022	UBS	—	1,834	1,834
Receive	Swiss Re AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	68,669	Jan 2022	UBS	—	806	806
Receive	Swisscom AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	68,921	Jan 2022	UBS	—	1,587	1,587
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Synopsys, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	85,196	Jan 2022	UBS	—	$(312)	$(312)
Receive	Telefonica SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	65,163	Jan 2022	UBS	—	865	865
Receive	Telenet Group Holding NV	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	75,715	Jan 2022	UBS	—	5,051	5,051
Receive	The Hershey Company	1-Month USD LIBOR + 0.40%	Monthly	USD	91,779	Jan 2022	UBS	—	4,028	4,028
Receive	The Swatch Group AG	1-Month CHF LIBOR + 0.40%	Monthly	CHF	181,299	Jan 2022	UBS	—	(19,623)	(19,623)
Receive	The TJX Companies, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	70,576	Jan 2022	UBS	—	(3,220)	(3,220)
Receive	TOTAL SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	61,697	Jan 2022	UBS	—	(6,243)	(6,243)
Receive	UDR, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	72,602	Jan 2022	UBS	—	1,541	1,541
Receive	Valero Energy Corp.	1-Month USD LIBOR + 0.40%	Monthly	USD	72,885	Jan 2022	UBS	—	(6,351)	(6,351)
Receive	Vestas Wind Systems A/S	1-Month DKK CIBOR + 0.40%	Monthly	DKK	962,036	Jan 2022	UBS	—	5,608	5,608
Receive	Vivendi SA	1-Month EUR EURIBOR + 0.40%	Monthly	EUR	73,819	Jan 2022	UBS	—	(1,489)	(1,489)
Receive	Waste Management, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	68,568	Jan 2022	UBS	—	1,953	1,953
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.40%	Monthly	USD	69,334	Jan 2022	UBS	—	(184)	(184)
Receive	ANA Holdings, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,782,920	Jan 2022	UBS	—	(3,142)	(3,142)
Receive	Asahi Group Holdings, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	9,544,080	Jan 2022	UBS	—	2,589	2,589
Receive	Hitachi, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	5,977,314	Jan 2022	UBS	—	(3,526)	(3,526)
Receive	Lendlease Group	1-Month AUD BBSW + 0.45%	Monthly	AUD	116,034	Jan 2022	UBS	—	(2,335)	(2,335)
Receive	Next PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	71,015	Jan 2022	UBS	—	282	282
Receive	RELX PLC	1-Month GBP LIBOR + 0.40%	Monthly	GBP	57,329	Jan 2022	UBS	—	417	417
Receive	Secom Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,681,608	Jan 2022	UBS	—	91	91
Receive	Sekisui House, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	17,644,280	Jan 2022	UBS	—	(2,037)	(2,037)
Receive	Showa Denko KK	1-Month JPY LIBOR + 0.45%	Monthly	JPY	11,649,612	Jan 2022	UBS	—	(3,178)	(3,178)
Receive	Toray Industries, Inc.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	7,813,832	Jan 2022	UBS	—	(1,891)	(1,891)
Receive	Toyota Industries Corp.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	8,317,620	Jan 2022	UBS	—	(4,015)	(4,015)
Receive	West Japan Railway Company	1-Month JPY LIBOR + 0.45%	Monthly	JPY	19,641,816	Jan 2022	UBS	—	(2,593)	(2,593)
Receive	Yamaha Motor Company, Ltd.	1-Month JPY LIBOR + 0.45%	Monthly	JPY	19,321,668	Jan 2022	UBS	—	(5,479)	(5,479)
								$140	$987,105	$987,245
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
20	JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

ZAR	South African Rand

Derivatives Abbreviations
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
HSBC	HSBC Bank PLC
IBOC	Interbank Overnight Cash Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
NOWA	Norwegian Overnight Weighted Average
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SORA	Singapore Overnight Rate Average
STIBOR	Stockholm Interbank Offered Rate
UBS	UBS AG
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE RISK PREMIA FUND	21

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Alternative Risk Premia Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Unigestion (UK) Limited, (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor), and seeks to gain commodities exposure. The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. As of January 31, 2020, the net assets of the subsidiary were $28,009,797 representing 18.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$2,582,792	—	$2,582,792	—
Bermuda	27,657	$27,657	—	—
Canada	2,463,223	2,463,223	—	—
22	|

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
China	$22,257	—	$22,257	—
Hong Kong	537,325	—	537,325	—
Ireland	649,059	$525,428	123,631	—
Israel	239,937	239,937	—	—
Japan	7,599,115	—	7,599,115	—
Netherlands	348,997	123,815	225,182	—
New Zealand	95,402	—	95,402	—
Norway	260,503	—	260,503	—
Singapore	387,625	—	387,625	—
Sweden	1,309,829	—	1,309,829	—
United Kingdom	2,697,567	249,999	2,447,568	—
United States	18,365,052	18,365,052	—	—
Short-term investments	54,874,334	—	54,874,334	—
Total investments in securities	$92,460,674	$21,995,111	$70,465,563	—
Derivatives:
Assets
Futures	$2,633,394	$2,633,374	$20	—
Forward foreign currency contracts	1,500,053	—	1,500,053	—
Swap contracts	2,740,855	—	2,740,855	—
Liabilities
Futures	(2,801,291)	(2,759,980)	(41,311)	—
Forward foreign currency contracts	(1,139,222)	—	(1,139,222)	—
Swap contracts	(1,158,919)	—	(1,158,919)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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